Reportable Segments	12 Months Ended
Apr. 30, 2018
Segment Reporting [Abstract]
Reportable Segments

NOTE 5	REPORTABLE SEGMENTS
We operate in one industry: the manufacturing and marketing of food and beverage products. We have four reportable segments: U.S. Retail Coffee, U.S. Retail Consumer Foods, U.S. Retail Pet Foods, and International and Away From Home, previously referred to as International and Foodservice. During 2018, we added International and Away From Home as a reportable segment because a single segment manager was named to oversee the entire operating segment. Prior year segment results have not been modified, as the new reportable segment represents the previously reported combination of the International and Away From Home strategic business areas, which were previously managed separately and not individually significant.
The U.S. Retail Coffee segment primarily includes the domestic sales of Folgers®, Dunkin’ Donuts®, and Café Bustelo® branded coffee; the U.S. Retail Consumer Foods segment primarily includes domestic sales of Jif ®, Smucker’s®, Crisco®, and Pillsbury® branded products; and the U.S. Retail Pet Foods segment primarily includes domestic sales of Meow Mix®, Milk-Bone, Natural Balance®, Kibbles ’n Bits®, 9Lives®, Pup-Peroni, and Nature’s Recipe® branded products. The International and Away From Home segment is comprised of products distributed domestically and in foreign countries through retail channels and foodservice distributors and operators (e.g., restaurants, lodging, schools and universities, health care operators).

Segment profit represents net sales, less direct and allocable operating expenses, and is consistent with the way in which we manage our segments. However, we do not represent that the segments, if operated independently, would report operating profit equal to the segment profit set forth below, as segment profit excludes certain expenses such as corporate administrative expenses, unallocated gains and losses on commodity and foreign currency exchange derivative activities, as well as amortization expense and impairment charges related to intangible assets.

Consistent with prior periods, commodity and foreign currency exchange derivative gains and losses are reported in unallocated derivative gains and losses outside of segment operating results until the related inventory is sold. At that time, we reclassify the hedge gains and losses from unallocated derivative gains and losses to segment profit, allowing our segments to realize the economic effect of the hedge without experiencing any mark-to-market volatility. We would expect that any gain or loss in the estimated fair value of the derivatives would generally be offset by a change in the estimated fair value of the underlying exposures.

	Year Ended April 30,
	2018	2017	2016
Net sales:
U.S. Retail Coffee	$2,092.2	$2,108.6	$2,239.2
U.S. Retail Consumer Foods	2,000.8	2,085.4	2,269.7
U.S. Retail Pet Foods	2,169.3	2,135.9	2,250.4
International and Away From Home	1,094.8	1,062.4	1,051.9
Total net sales	$7,357.1	$7,392.3	$7,811.2
Segment profit:
U.S. Retail Coffee	$614.5	$682.4	$722.6
U.S. Retail Consumer Foods	477.2	458.2	467.5
U.S. Retail Pet Foods	441.3	481.0	493.9
International and Away From Home	194.2	185.1	179.0
Total segment profit	$1,727.2	$1,806.7	$1,863.0
Amortization	(206.8)	(207.3)	(208.4)
Goodwill impairment charge	(145.0)	—	—
Other intangible assets impairment charges	(31.9)	(133.2)	—
Interest expense – net	(174.1)	(163.1)	(171.1)
Unallocated derivative gains (losses)	37.3	(27.2)	12.0
Cost of products sold – special project costs (A)	(3.9)	(5.7)	(12.2)
Other special project costs (A)	(45.4)	(76.9)	(135.9)
Corporate administrative expenses	(295.4)	(324.9)	(373.2)
Other income (expense) – net	(1.0)	10.0	3.7
Income before income taxes	$861.0	$878.4	$977.9
Assets:
U.S. Retail Coffee	$4,815.4	$4,909.9	$5,002.0
U.S. Retail Consumer Foods	3,217.5	3,157.2	3,288.5
U.S. Retail Pet Foods	5,932.3	6,232.9	6,321.6
International and Away From Home	1,043.9	1,053.4	1,168.6
Unallocated (B)	292.1	286.3	203.4
Total assets	$15,301.2	$15,639.7	$15,984.1
Depreciation, amortization, and impairment charges:
U.S. Retail Coffee	$96.6	$95.7	$104.0
U.S. Retail Consumer Foods	80.2	73.2	60.7
U.S. Retail Pet Foods	314.8	280.8	164.9
International and Away From Home	57.8	61.9	66.2
Unallocated (C)	40.6	40.6	34.3
Total depreciation, amortization, and impairment charges	$590.0	$552.2	$430.1
Additions to property, plant, and equipment:
U.S. Retail Coffee	$89.4	$40.9	$51.4
U.S. Retail Consumer Foods	168.9	49.7	90.3
U.S. Retail Pet Foods	34.3	70.5	11.9
International and Away From Home	29.3	31.3	47.8
Total additions to property, plant, and equipment	$321.9	$192.4	$201.4
(A) Special project costs include integration and restructuring costs. For more information, see Note 3: Integration and Restructuring Costs.
(B) Primarily represents unallocated cash and cash equivalents and corporate-held investments.
(C) Primarily represents unallocated corporate administrative expense, mainly depreciation and software amortization.

The following table presents certain geographical information.

	Year Ended April 30,
	2018	2017	2016
Net sales:
United States	$6,786.5	$6,865.1	$7,300.8
International:
Canada	$431.8	$414.3	$416.0
All other international	138.8	112.9	94.4
Total international	$570.6	$527.2	$510.4
Total net sales	$7,357.1	$7,392.3	$7,811.2
Assets:
United States	$14,828.2	$15,214.3	$15,501.1
International:
Canada	$428.7	$380.9	$396.2
All other international	44.3	44.5	86.8
Total international	$473.0	$425.4	$483.0
Total assets	$15,301.2	$15,639.7	$15,984.1
Long-lived assets (excluding goodwill and other intangible assets):
United States	$1,869.8	$1,757.1	$1,773.9
International:
Canada	$17.4	$13.4	$10.7
All other international	0.3	0.4	40.6
Total international	$17.7	$13.8	$51.3
Total long-lived assets (excluding goodwill and other intangible assets)	$1,887.5	$1,770.9	$1,825.2

The following table presents product category sales as a percentage of consolidated net sales.

	Year Ended April 30,
	2018	2017	2016
Coffee	34%	34%	34%
Dog food	11	10	10
Pet snacks	10	10	10
Peanut butter	10	10	9
Cat food	9	9	9
Fruit spreads	5	5	4
Shortening and oils	4	4	4
Baking mixes and frostings	3	3	3
Frozen handheld	3	3	3
Flour and baking ingredients	2	2	2
Juices and beverages	2	2	2
Portion control	2	2	2
Canned milk	1	1	3
Other	4	5	5
Total product sales	100%	100%	100%

Sales to Walmart Inc. and subsidiaries amounted to 31 percent of net sales in 2018, and 30 percent of net sales in both 2017 and 2016. These sales are primarily included in our U.S. retail market segments. No other customer exceeded 10 percent of net sales for any year. Trade receivables at April 30, 2018 and 2017, included amounts due from Walmart Inc. and subsidiaries of $123.1 and $138.2, respectively.